Income Tax (Details) - Schedule of deferred tax assets (liability) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 59,916,000	$ 54,018,000
Research and development credit carryforwards	13,675,000	12,003,000
Scientific research and experimental development deductions	23,071,000	20,137,000
Depreciation and amortization	5,634,000	5,256,000
Convertible notes	(4,000)	1,156,000
Deferred revenue	165,000	401,000
Other accruals and reserves	730,000	440,000
Total deferred tax assets	103,187,000	93,411,000
Valuation Allowance	(97,143,000)	(89,139,000)
Total deferred tax assets, net	6,044,000	4,272,000
Deferred tax liabilities:
Marketable securities	(315,000)	0
Loans payable	(5,729,000)	(4,272,000)
Total deferred tax liabilities	(6,044,000)	(4,272,000)
Net deferred tax assets	0	0
DPCM Capital, Inc. [Member]
Deferred tax assets:
Net operating loss carryforward	25,292	72,074
Startup/Organizational Expenses	816,763	0
Unrealized gain on marketable securities	(889)	(12,280)
Total deferred tax assets	841,166	59,794
Valuation Allowance	(841,166)	(59,794)
Total deferred tax assets, net